Personnel expenses - Summary of Personnel Expense (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ 1,202	€ 1,187	€ 1,558
Social costs and payroll taxes	311	444	254
Contributions to retirement plans	53	52	55
Share-based compensation	248	267	321
Other employee benefits	110	138	157
Total	€ 1,924	€ 2,088	€ 2,345
Average full-time employees | employee	7,287	7,691	9,123